Interests in Other Entities - Summarized Financial Information of Subsidiaries With Material Non-controlling Interests (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of summarized financial information [line items]
Assets	S/ 2,825,609	S/ 2,979,771
Liabilities	(2,497,972)	(2,558,583)
Assets	3,286,955	3,424,693	S/ 4,310,507
Liabilities	(2,019,296)	(1,969,796)
Revenue	3,314,029	4,337,861	4,202,398
Profit (loss) before income tax	(131,900)	(535,271)	124,005
Income tax expense	(58,444)	(303,371)	(110,993)
Profit (loss) for the year	(190,344)	(838,642)	57,415
Other comprehensive income	8,386	(8,620)	14,294
Total comprehensive income for the year	(181,958)	(847,262)	71,709
Net cash provided from operating activities	226,024	601,755	279,273
Net cash (applied to) provided from investing activities	(64,733)	(150,630)	143,929
Net cash (applied to) provided from financing activities	(225,637)	(287,216)	(299,923)
(Decrease) increase in cash and cash equivalents, net	(64,346)	163,909	123,279
Cash and cash equivalents at the beginning of the year	950,701	807,214
Cash and cash equivalents at the end of the year	900,168	950,701	807,214
Viva Negocio Inmobiliario SA And Subsidiaries [Member]
Disclosure of summarized financial information [line items]
Assets	541,703	591,402
Liabilities	(249,816)	(263,592)
Current net assets (liabilities)	291,887	327,810
Assets	120,223	121,529
Liabilities	(34,378)	(37,851)
Non-current net assets (liabilities)	85,845	83,678
Net assets	377,732	411,488
Revenue	182,439	264,401
Profit (loss) before income tax	17,816	30,729
Income tax expense	(2,854)	(7,000)
Profit (loss) for the year	14,962	23,729
Total comprehensive income for the year	14,962	23,729
Net cash provided from operating activities	84,770	28,791
Net cash (applied to) provided from investing activities	(473)	(2,613)
Net cash (applied to) provided from financing activities	(71,484)	(58,722)
(Decrease) increase in cash and cash equivalents, net	12,813	(32,544)
Cash and cash equivalents at the beginning of the year	60,718	93,262
Cash and cash equivalents at the end of the year	73,531	60,718	93,262
Cumbra Peru SA And Subsidiaries [Member]
Disclosure of summarized financial information [line items]
Assets	1,310,053	1,232,486
Liabilities	(1,687,355)	(1,491,747)
Current net assets (liabilities)	(337,302)	(259,261)
Assets	1,092,120	1,100,218
Liabilities	(439,253)	(486,924)
Non-current net assets (liabilities)	652,867	613,294
Net assets	275,565	354,033
Revenue	1,816,358	2,279,786
Profit (loss) before income tax	(76,669)	(116,081)
Income tax expense	(1,753)	(30,843)
Profit (loss) for the year	(78,422)	(146,924)
Other comprehensive income	7,368	(7,436)
Total comprehensive income for the year	(71,054)	(154,360)
Net cash provided from operating activities	1,400	(25,503)
Net cash (applied to) provided from investing activities	(8,835)	(20,173)
Net cash (applied to) provided from financing activities	26,550	209,515
(Decrease) increase in cash and cash equivalents, net	19,115	163,839
Cash and cash equivalents at the beginning of the year	336,467	172,628
Cash and cash equivalents at the end of the year	355,582	336,467	172,628
Norvial S.A. [member]
Disclosure of summarized financial information [line items]
Assets	72,462	84,889
Liabilities	(45,185)	(53,715)
Current net assets (liabilities)	27,277	31,174
Assets	403,280	442,186
Liabilities	(254,979)	(282,358)
Non-current net assets (liabilities)	148,301	159,828
Net assets	175,578	191,002
Revenue	134,149	272,679
Profit (loss) before income tax	(2,029)	24,067
Income tax expense	1,405	(6,815)
Profit (loss) for the year	(624)	17,252
Total comprehensive income for the year	(624)	17,252
Net cash provided from operating activities	36,942	12,514
Net cash (applied to) provided from investing activities	(12)	(33)
Net cash (applied to) provided from financing activities	(39,667)	(46,045)
(Decrease) increase in cash and cash equivalents, net	(2,737)	(33,564)
Cash and cash equivalents at the beginning of the year	66,286	99,850
Cash and cash equivalents at the end of the year	63,549	66,286	99,850
Tren Urbano De Lima S A [Member]
Disclosure of summarized financial information [line items]
Assets	367,610	449,180
Liabilities	(85,616)	(93,879)
Current net assets (liabilities)	281,994	355,301
Assets	635,836	623,033
Liabilities	(680,905)	(668,080)
Non-current net assets (liabilities)	(45,069)	(45,047)
Net assets	236,925	310,254
Revenue	345,258	397,853
Profit (loss) before income tax	87,522	121,079
Income tax expense	(26,681)	(39,634)
Profit (loss) for the year	60,841	81,445
Total comprehensive income for the year	60,841	81,445
Net cash provided from operating activities	52,055	379,882
Net cash (applied to) provided from investing activities	812	2,845
Net cash (applied to) provided from financing activities	(145,788)	(273,009)
(Decrease) increase in cash and cash equivalents, net	(92,921)	109,718
Cash and cash equivalents at the beginning of the year	300,896	191,178
Cash and cash equivalents at the end of the year	S/ 207,975	S/ 300,896	S/ 191,178